Property and Equipment, net	12 Months Ended
Dec. 31, 2025
Property and Equipment, net [Abstract]
Property and Equipment, net
7.
Property and Equipment, net
The Company
owns the
land and
building of
its principal
corporate offices
in Athens,
Greece and
three
plots
of
land
acquired
for
corporate
purposes.
Other
assets
consist
of
office
furniture
and
equipment,
computer software and hardware
and vehicles. The amount
reflected in “Property and
equipment, net” is
analyzed as follows:
Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2023 $
30,942 $ (6,660)
$ 24,282
- Additions in property and equipment
3,718 -
3,718
- Depreciation for the year
- (825)
(825)
Balance, December 31, 2024 $ 34,660 $ (7,485) $ 27,175
- Additions in property and equipment 1,671 - 1,671
- Depreciation for the year - (998) (998)
Balance, December 31, 2025 $ 36,331 $ (8,483) $ 27,848